Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income
Schedule of components of accumulated other comprehensive income, net of tax

	Twelve Months Ended December 31, 2013
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2012	$311,354	$9,236	$320,590
Other comprehensive loss before reclassifications	(147,640)	(1,513)	(149,153)
Amounts reclassified from accumulated other comprehensive income	7,632	1,032	8,664
Net current-period other comprehensive loss	(140,008)	(481)	(140,489)
Balance at December 31, 2013	$171,346	$8,755	$180,101

	Twelve Months Ended December 31, 2012
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2011	$211,368	$5,743	$217,111
Other comprehensive income before reclassifications	96,013	3,524	99,537
Amounts reclassified from accumulated other comprehensive income	3,973	(31)	3,942
Net current-period other comprehensive income	99,986	3,493	103,479
Balance at December 31, 2012	$311,354	$9,236	$320,590

	Twelve Months Ended December 31, 2011
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2010	$107,706	$6,380	$114,086
Other comprehensive income before reclassifications	103,000	25	103,025
Amounts reclassified from accumulated other comprehensive income	662	(662)	0
Net current-period other comprehensive income (loss)	103,662	(637)	103,025
Balance at December 31, 2011	$211,368	$5,743	$217,111

Summary of the reclassifications out of accumulated other comprehensive income

	Amount reclassified from accumulated other comprehensive income			Affected line item in the
Details about accumulated other	Years Ended December 31,			statement where net
comprehensive income components	2013	2012	2011	income is presented
Unrealized gains on securities	$11,741	$6,113	$1,018	Net realized gains on investments, excluding other-than-temporary impairment losses
	(4,109)	(2,140)	(356)	Provision for income taxes
	$7,632	$3,973	$662	Net of tax
OTTI	$1,588	$(47)	$(1,018)	Portion of net loss (gain) recognized in other comprehensive income, before taxes
	(556)	16	356	Provision for income taxes
	$1,032	$(31)	$(662)	Net of tax
Total reclassifications for the period	$8,664	$3,942	$0	Net of tax